METLIFE ADVISERS, LLC

501 Boylston Street

Boston, Massachusetts 02116

May 2, 2012

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Filing pursuant to Rule 497(j) in connection with the Metropolitan
Series Fund Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Metropolitan Series Fund (the “Fund”), we hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of Statement of Additional Information (“SAI”) contained in Post-Effective Amendment No. 62 to the Fund’s Registration Statement, which was filed via EDGAR on April 27, 2012, if filed under Rule 497(c), would not differ from the SAI contained in such amendment.

Please direct questions or comments to me by telephone at (617) 578-4036.

Sincerely,

/s/ Michael Lawlor

Michael Lawlor Assistant Secretary Metropolitan Series Fund, Inc.